UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported) – February 1, 2016

SGGH, LLC

Commission File Number of Securitizer: 025-01497

Central Index Key Number of Securitizer: 0001597370

Jeff Crusinberry, (805) 435-1255

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii)  ☐

INFORMATION TO BE INCLUDED IN THE REPORT

Part 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-l - Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-l (17 CFR 240. 15Ga-l) are attached as Exhibit 99.1 to this Form ABS-15G, and are incorporated by reference into this Item 1.02.

Exhibits

The following exhibits are attached to this form ABS15-G.

Exhibit No.	Description

99.1	Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SGGH, LLC (Securitizer)

Dated: February 1, 2016	By:	/S/ JEFF CRUSINBERRY
	Name:	Jeff Crusinberry
	Title:	President and Treasurer

Exhibit Index

Exhibit No.	Description

99.1	Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.